Annual Total Returns [BarChart] - Great-West Lifetime 2050 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	20.59%
Annual Return 2018	(9.54%)
Annual Return 2019	24.82%
Annual Return 2020	13.96%